Consolidated Statement of Changes in Equity - USD ($)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated (deficit)/surplus (Member)
Balance at Dec. 31, 2015	$ 347,611,278	$ 263,297	$ 338,226,370	$ (1,278,546)	$ 10,400,157
Balance (in shares) at Dec. 31, 2015	26,210,311
Adoption of accounting standard	$ 0
Share based compensation	1,304,325	0	1,304,325	0	0
Repurchase of common stock	$ (2,993,931)	0	0	(2,993,931)	0
Repurchase of common stock (in shares)	(366,347)
Dividend payments	$ (9,327,219)	2,316	1,896,148	0	(11,225,683)
Dividend payments (in shares)	231,646
Net proceeds from equity offerings	$ 63,927,414	75,000	63,852,414	0	0
Net proceeds from equity offerings (in shares)	7,500,000
Income (Loss) for year	$ 3,747,932	0	0	0	3,747,932
Balance at Dec. 31, 2016	$ 404,269,799	340,613	405,279,257	(4,272,477)	2,922,406
Balance (in shares) at Dec. 31, 2016	33,575,610
Adoption of accounting standard	$ 0
Share based compensation	457,046	0	457,046	0	0
Repurchase of common stock	$ (11,262,750)	0	(186,318)	(11,076,432)	0
Repurchase of common stock (in shares)	(1,435,654)
Income (Loss) for year	$ (12,490,335)	0	0	0	(12,490,335)
Balance at Dec. 31, 2017	$ 380,973,760	340,613	405,549,985	(15,348,909)	(9,567,929)
Balance (in shares) at Dec. 31, 2017	32,139,956
Adoption of accounting standard	$ (418,822)	0	0	0	(418,822)
Share based compensation	1,636,547	0	1,636,547	0	0
Net proceeds from equity offerings	$ 7,331,450	9,579	7,321,871	0	0
Net proceeds from equity offerings (in shares)	957,875
Income (Loss) for year	$ (42,939,001)	0	0	0	(42,939,001)
Balance at Dec. 31, 2018	$ 346,583,934	$ 350,192	$ 414,508,403	$ (15,348,909)	$ (52,925,752)
Balance (in shares) at Dec. 31, 2018	33,097,831